Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Sales of goods and services	€ 146	€ 89	€ 106
Purchases of goods and services	50	50	42
Receivables from related parties	19	25	18
Payables to related parties	€ 0	€ 2	€ 2